Schedule of Investments (unaudited)
October 31, 2024
iShares® Energy Storage & Materials ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Automobile Components — 1.7%
QuantumScape Corp., Class A(a)	14,585	$75,113
Sebang Global Battery Co. Ltd.	235	12,007
Tianneng Power International Ltd.	30,000	24,374
		111,494
Automobiles — 1.3%
Yadea Group Holdings Ltd.(b)	48,000	82,908
Building Products — 0.0%
Central Glass Co. Ltd.	100	2,278
Chemicals — 39.9%
Air Liquide SA	2,154	386,215
Air Products and Chemicals Inc.	1,444	448,405
Arkema SA	144	12,690
Asahi Kasei Corp.	41,500	286,295
BASF SE	8,576	416,902
Dow Inc.	1,764	87,106
Evonik Industries AG	635	13,995
Hanwha Solutions Corp.	287	4,407
Kaneka Corp.	200	4,902
Kolon Industries Inc.	49	1,149
LG Chem Ltd.	1,141	256,547
Linde PLC	426	194,320
Mitsubishi Chemical Group Corp.	47,900	258,473
Mitsui Chemicals Inc.	500	11,423
Nippon Shokubai Co. Ltd.	300	3,375
Resonac Holdings Corp.	500	11,893
Shin-Etsu Chemical Co. Ltd.	4,900	179,555
Solvay SA	196	7,974
Toray Industries Inc.	4,100	22,296
Umicore SA	455	5,478
Zeon Corp.	500	4,655
		2,618,055
Electrical Equipment — 33.7%
ABB Ltd., Registered	3,635	202,001
Advanced Energy Solution Holding Co. Ltd.	2,000	31,799
Alfen NV(a)(b)	919	12,324
Ballard Power Systems Inc.(a)	9,983	15,773
Bloom Energy Corp., Class A(a)	8,601	82,570
Ceres Power Holdings PLC(a)	5,083	13,127
ChargePoint Holdings Inc.(a)(c)	16,752	20,102
Contemporary Amperex Technology Co. Ltd., Class A	11,100	384,931
Doosan Fuel Cell Co. Ltd.(a)	1,743	21,842
Eaton Corp. PLC	657	217,848
EnerSys	1,698	164,468
Eve Energy Co. Ltd., Class A	5,200	35,468
Fluence Energy Inc.(a)	2,767	60,182
FuelCell Energy Inc.(a)	20,668	7,110
Furukawa Electric Co. Ltd.	3,000	73,782
Gotion High-tech Co. Ltd., Class A	4,500	14,364
GS Yuasa Corp.	4,200	74,305
LG Energy Solution Ltd.(a)	1,586	465,444
NEL ASA(a)(c)	70,461	27,259
Phihong Technology Co. Ltd.(a)	14,000	16,315
Plug Power Inc.(a)(c)	33,511	65,682
Schneider Electric SE	799	206,980
Security	Shares	Value
Electrical Equipment (continued)
Stem Inc.(a)	6,884	$2,599
		2,216,275
Electronic Equipment, Instruments & Components — 14.8%
Delta Electronics Inc.	5,000	61,754
Kyocera Corp.	3,600	36,510
Maxell Ltd.	100	1,221
Murata Manufacturing Co. Ltd.	20,600	359,905
Samsung SDI Co. Ltd.	1,981	464,475
Sang-A Frontec Co. Ltd., NVS	486	7,200
TDK Corp.	3,500	41,143
		972,208
Machinery — 3.1%
Kaori Heat Treatment Co. Ltd.	4,000	39,032
NGK Insulators Ltd.	13,200	162,612
		201,644
Semiconductors & Semiconductor Equipment — 4.4%
Enphase Energy Inc.(a)(c)	2,950	244,968
SolarEdge Technologies Inc.(a)	2,419	41,268
		286,236
Technology Hardware, Storage & Peripherals — 0.2%
Darfon Electronics Corp.	8,000	11,995
Total Common Stocks — 99.1% (Cost: $6,916,186)		6,503,093
Preferred Stocks
Chemicals — 0.4%
LG Chem Ltd., Preference Shares, NVS	187	28,154
Total Preferred Stocks — 0.4% (Cost: $37,722)		28,154
Total Long-Term Investments — 99.5% (Cost: $6,953,908)		6,531,247
Short-Term Securities
Money Market Funds — 5.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.01%(d)(e)(f)	364,781	365,037
Total Short-Term Securities — 5.5% (Cost: $365,026)		365,037
Total Investments — 105.0% (Cost: $7,318,934)		6,896,284
Liabilities in Excess of Other Assets — (5.0)%		(330,237)
Net Assets — 100.0%		$6,566,047

(a)	Non-income producing security.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited)(continued)
October 31, 2024
iShares® Energy Storage & Materials ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended October 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 03/19/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/24	Shares Held at 10/31/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$17,890	$347,140 (a)	$—	$(2)	$9	$365,037	364,781	$402 (b)	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Micro E-Mini Russell 2000 Index	3	12/20/24	$33	$(397)
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement of the date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$1,727,514	$4,775,579	$—	$6,503,093
Preferred Stocks	—	28,154	—	28,154
Short-Term Securities
Money Market Funds	365,037	—	—	365,037
	$2,092,551	$4,803,733	$—	$6,896,284

Schedule of Investments (unaudited)(continued)
October 31, 2024
iShares® Energy Storage & Materials ETF

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$(397)	$—	$—	$(397)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation
NVS	Non-Voting Shares